Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2011
Share-Based Compensation [Abstract]
Summary Of The Value Of Share Options Granted
Weighted-average grant-date fair value	$19.31
Weighted-average exercise price	$55.34

Weighted-Average Assumptions
Risk-free interest rate	1.7%
Expected life (in years)	3.93
Expected volatility	52.2%
Dividend yield	2.5%